                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-09

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Ave
         Suite 1130
         West Palm Beach, FL 33401

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


/s/ Joseph W. O'Neill Jr.    West Palm Beach, FL     8-10-09
--------------------------   -------------------   ----------
        [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   __________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          58
Form 13F Information Table Value Total:      89,491
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

___   28-_________________   __________________________
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



                                        TITLE OF          VALUE    SHARES/   SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER                  CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------------------  ------- --------- -------- --------  --- ---- ------- ------------ -------- -------- -------
ALLETE INC                     COM STK    COM   018522300      719           25000 SH          Sole                   25000
ALTRIA GROUP INC               COM              02209S103      569           34739 SH          Sole                   34739
AMERICAN WATER WKS CO INC      COM              030420103      287           15000 SH          Sole                   15000
ANADARKO PETE CORP             COM STK    COM   032511107     1362           30000 SH          Sole                   30000
ANNALY CAPITAL MANAGEMENT INC  COM              035710409     1167           77100 SH          Sole                   77100
ARCHER-DANIELS MIDLAND         CO COM     COM   039483102     1687           63000 SH          Sole                   63000
CAPE BANCORP INC               COM        COM   139209100      116           13398 SH          Sole                   13398
CONSECO INC                    COM STK    COM   208464883     3145         1327050 SH          Sole                 1327050
COPYTELE INC                   COM        COM   217721109        8           20000 SH          Sole                   20000
DEERE & CO COM                 COM              244199105     1199           30000 SH          Sole                   30000
DOW CHEMICAL CORP              COM              260543103      323           20000 SH  CALL    Sole                   20000
                                                               484           30000 SH  CALL    Sole                   30000
EMERSON ELECTRIC CO            COM STK    COM   291011104     1490           46000 SH          Sole                   46000
FIRST MERCHANTS CORP           COM STK    COM   320817109       80           10000 SH          Sole                   10000
FLORIDA PUB UTILS CO           COM STK    COM   341135101      380           27051 SH          Sole                   27051
FLOW INTERNATIONAL CORP (FORME COM              343468104      705          299961 SH          Sole                  299961
FTI CONSULTING INC             COM STK    COM   302941109      761           15000 SH  PUT     Sole                   15000
GULF IS FABRICATION INC        COM ST     COM   402307102     1076           68000 SH          Sole                   68000
HMN FINANCIAL INC              COM STK    COM   40424G108      154           43808 SH          Sole                   43808
INDIANA CMNTY BANCORP          COM STK    COM   454674102      337           26000 SH          Sole                   26000
INTERACTIVE DATA CORP          COM STK    COM   45840J107     1317           56900 SH          Sole                   56900
LANCASTER COLONY CORP          COM STK    COM   513847103     2204           50000 SH          Sole                   50000
LANCE INC                      COM STK    COM   514606102     3816          165000 SH          Sole                  165000
MB FINANCIAL INC               COM              55264U108      275           27000 SH          Sole                   27000
MONROE BANCORP                 COM STK    COM   610313108     1101          146799 SH          Sole                  146799
NEW YORK TIMES CO              CL A COM S COM   650111107      701          127210 SH          Sole                  127210
NEWMONT MINING CORP            COM STK    COM   651639106     1545           37800 SH          Sole                   37800
OLD REP INTL CORP              COM STK    COM   680223104     5107          518500 SH          Sole                  518500
PATTERSON-UTI ENERGY INC (EX P COM              703481101     2586          201088 SH          Sole                  201088
PENN TREATY AMERN CORP         COM STK    COM   707874400        5           21900 SH          Sole                   21900
POTLATCH HOLDINGS INC          COM        COM   737630103     1215           50000 SH          Sole                   50000
SPDR GOLD TRUST                COM              78463V107     4526           49642 SH          Sole                   49642
STRYKER CORP                   COM        COM   863667101     1407           35400 SH          Sole                   35400
TIME WARNER INC                COM              887317303     1176           46666 SH          Sole                   46666
TRIMBLE NAVIGATION LTD         COM STK    COM   896239100      703           35800 SH          Sole                   35800
VALERO ENERGY CORP             COM STK    COM   91913Y100     1477           87467 SH          Sole                   87467
                                                               507           30000 SH  CALL    Sole                   30000
WEYERHAEUSER CO                COM STK    COM   962166104     1369           45000 SH          Sole                   45000
ZIMMER HOLDINGS INC            COM STK    COM   98956P102     2419           56783 SH          Sole                   56783
CITIGROUP CAPITAL TRUST IX 6   PFD              173066200      935           68930 SH          Sole                   68930
CITIGROUP VIII 6.95% PFD       PFD              17306R204     1346           86900 SH          Sole                   86900
FEDERAL NATIONAL MORTGAGE A    PFD              313586737      157          123600 SH          Sole                  123600
FREEPORT-MCMORAN COPPER & G    PFD              35671D782     2912           36749 SH          Sole                   36749
GENERAL MOTORS 7.25% 2-15-52   PFD              370442758      459          174973 SH          Sole                  174973
GENERAL MOTORS CORP SR A 4.5%  PFD              370442741      698          266050 SH          Sole                  266050
NOKIA CORP                     ADR        ADR   654902204      451           30900 SH          Sole                   30900
PETRO-CANADA COMMON                       ADR   71644E102     5220          135874 SH          Sole                  135874
ABERDEEN ASIA-PACIFIC INCOME F                  003009107     1132          202778 SH          Sole                  202778
GABELLI DIVID & INCOME TR      COM              36242H104      354           35100 SH          Sole                   35100
ISHARES BARCLAYS 20+YEAR TREA                   464287432      946           10000 SH  PUT     Sole                   10000
CDNS CB 1.375 15DEC2011        CONV             127387AD0      831         1000000 PRN         Sole                 1000000
CNO VRN CB 30SEP2035           CONV             208464BH9     9770        19443000 PRN         Sole                19443000
GDP CB 3.25 01DEC2026          CONV             382410AB4     3055         3675000 PRN         Sole                 3675000
MEE CB 3.25 01AUG2015          CONV             576203AJ2     6620        10030000 PRN         Sole                10030000
ORI CB 8 15MAY2012             CONV             680223AF1     1528         1500000 PRN         Sole                 1500000
SNDK CB 1 15MAR2035            CONV             55375VAB8      954         1000000 PRN         Sole                 1000000
SNDK CB 1 15MAY2013            CONV             80004CAC5     1875         3000000 PRN         Sole                 3000000
STX CB 6.8 30APR2010           CONV             577729AC0      746          750000 PRN         Sole                  750000
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